Business Segment Information - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Business Segment Information
Percentage of customer in Royalty segment	57.00%	64.00%	45.00%
Revenue from external customers	$ 35,302	$ 54,944	$ 63,689
Other Countries
Business Segment Information
Revenue from external customers	$ 0	$ 0	$ 0